Operating Lease Right-of-Use Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease right -of-use assets
	As of June 30, 2020	Increase/ (Decrease)	Exchange Rate Translation	As of June 30, 2021
Shou Hill Valley Area	$2,118,794	$-	$203,151	$2,321,945
Villas	2,091,284	-	200,514	2,291,798
Hotel	2,225,557	(2,438,945)	213,388	-
Base Station Tower	246,819	-	23,665	270,484
Total right-of-use assets, at cost	6,682,454	(2,438,945)	640,719	4,884,227
Less: accumulated amortization	(730,866)	179,450	(70,075)	(621,491)
Right-of-use assets, net	$5,951,588	$(2,259,495)	$570,643	$4,262,736